Statutory reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Reserves [Abstract]
Appropriations to statutory reserves		$ 408	$ 347